First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.4%
	Broadline Retail — 0.1%
24	MercadoLibre, Inc. (b)	$41,414
	Capital Markets — 27.6%
1,879	BlackRock, Inc.	1,450,644
50,410	Coinbase Global, Inc., Class A (b)	11,388,627
230,776	Galaxy Digital Holdings Ltd. (CAD) (b)	2,355,255
501	Interactive Brokers Group, Inc., Class A	62,986
3,638	Robinhood Markets, Inc., Class A (b)	76,034
		15,333,546
	Financial Services — 0.3%
600	Block, Inc. (b)	38,448
88	Mastercard, Inc., Class A	39,342
736	PayPal Holdings, Inc. (b)	46,361
138	Visa, Inc., Class A	37,599
		161,750
	Interactive Media & Services — 7.5%
12,126	Alphabet, Inc., Class C (b)	2,109,439
4,410	Meta Platforms, Inc., Class A	2,058,720
		4,168,159
	IT Services — 0.8%
88,563	Core Scientific, Inc. (b)	420,674
695	Shopify, Inc., Class A (b)	41,109
		461,783
	Semiconductors & Semiconductor Equipment — 10.5%
10,719	Advanced Micro Devices, Inc. (b)	1,789,001
480	Microchip Technology, Inc.	46,671
1,992	NVIDIA Corp.	2,183,889
285	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,046
9,145	Texas Instruments, Inc.	1,783,367
		5,845,974
	Software — 51.6%
176,943	Bitdeer Technologies Group, Class A (b)	1,084,661
438,431	Cipher Mining, Inc. (b)	1,626,579
143,365	Cleanspark, Inc. (b)	2,303,875
265,627	Hive Digital Technologies Ltd. (b)	669,380
50,001	Hut 8 Corp. (b)	434,509
247,715	Iris Energy Ltd. (b)	1,929,700
127,984	Marathon Digital Holdings, Inc. (b)	2,498,248
5,087	Microsoft Corp.	2,111,766
Shares	Description	Value

	Software (Continued)
7,871	MicroStrategy, Inc., Class A (b)	$11,999,261
258,334	Riot Platforms, Inc. (b)	2,516,173
685,067	Terawulf, Inc. (b)	1,493,446
		28,667,598
	Total Common Stocks	54,680,224
	(Cost $43,046,453)
MONEY MARKET FUNDS — 2.2%
1,244,393	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,244,393
	(Cost $1,244,393)

	Total Investments — 100.6%	55,924,617
	(Cost $44,290,846)
	Net Other Assets and Liabilities — (0.6)%	(359,603)
	Net Assets — 100.0%	$55,565,014

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows:

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 54,680,224	$ 54,680,224	$ —	$ —
Money Market Funds	1,244,393	1,244,393	—	—
Total Investments	$55,924,617	$55,924,617	$—	$—

*	See Portfolio of Investments for industry breakout.